Average Annual Total Returns - FidelitySAIVolatilityIndexFunds-ComboPRO - FidelitySAIVolatilityIndexFunds-ComboPRO - Fidelity SAI Emerging Markets Low Volatility Index Fund	Dec. 30, 2023
Fidelity SAI Emerging Markets Low Volatility Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(12.98%)
Since Inception	1.47%	[1]
Fidelity SAI Emerging Markets Low Volatility Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.26%)
Since Inception	1.03%	[1]
Fidelity SAI Emerging Markets Low Volatility Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.30%)
Since Inception	1.18%	[1]
IXYQL
Average Annual Return:
Past 1 year	(13.07%)
Since Inception	2.42%	[1]

[1]	AFrom January 30, 2019.